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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083

                                   -----------

          Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund

                    ----------------------------------------

               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016

                    ----------------------------------------

               (Address of principal executive offices) (Zip code)

                    ----------------------------------------

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-687-5200

                                 --------------

                         Date of fiscal year end: 12/31

                                     ------
                        Date of reporting period: 9/30/05

                                    ---------

ITEM 1.  Schedule of Investments.

WORLDWIDE HARD ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                               No. of Shares/
                                 Principal
Country                           Amount         Security                                                 Value
-----------------------------------------------------------------------------------------------------------------------
Common Stocks:
AUSTRALIA: 4.0%
                                 3,975,540       Aviva Corp. Ltd. + #                                      $   140,831
                                 1,596,899       Cooper Energy + #                                             479,717
                                   552,606       Newcrest Mining Ltd. #                                      8,851,132
                                   107,379       NGM Resources Ltd. + #                                          7,934
                                 1,811,000       Oil Search Ltd. #                                           5,327,842
                                   334,500       Santos Ltd. #                                               3,181,549
                                                                                                       ----------------
                                                                                                            17,989,005
                                                                                                       ----------------
AUSTRIA: 1.1%
                                    80,000       OMV AG #                                                    4,750,501
                                                                                                       ----------------

BRAZIL: 4.4%
                                   348,300       Cia Vale do Rio Doce (ADR)                                 15,276,437
                                    67,000       Petroleo Brasileiro S.A. (ADR)                              4,789,830
                                                                                                       ----------------
                                                                                                            20,066,267
                                                                                                       ----------------
CANADA: 16.6%
                                   738,500       Bema Gold Corp. +                                           1,982,039
                                 1,614,800       Brazilian Resources, Inc. + #                                 104,181
                                    45,000       Brookfield Properties Corp.                                 1,318,065
                                    34,575       Brookfield Properties Corp. (USD)                           1,018,925
                                    63,850       Ensign Energy Services, Inc.                                2,176,118
                                    54,028       Falconbridge Ltd.                                           1,444,000
                                   330,000       Find Energy Ltd. +                                          2,356,129
                                    83,000       First Capital Realty, Inc.                                  1,519,346
                                    80,000       FNX Mining Co., Inc. +                                      1,050,151
                                   249,000       Gammon Lake Resources, Inc. +                               2,036,981
                                   808,000       Killam Properties +                                         1,876,645
                                   561,000       LionOre Mining International Ltd. +                         2,726,581
                                 1,080,000       Miramar Mining Corp. +                                      1,690,839
                                    49,300       Nexen Inc.                                                  2,351,557

                                   720,000       Northern Orion Resources, Inc. +                            2,112,000
                                   536,000       Northern Orion Resources, Inc. Warrants
                                                    (CA 2.00, expiring 5/29/08) +                              746,942
                                    25,000       NQL Energy Services, Inc. (Class A) +                         104,516
                                   141,500       Parkbridge Lifestyles Communities, Inc. +                     632,946
                                    99,000       Penn West Energy Trust                                      3,109,239
                                   103,200       Petro-Canada (USD)                                          4,306,536
                                   148,000       Petrolifera Petroleum Ltd. + #                                168,052
                                    74,000       Petrolifera Petroleum Ltd. Warrants +
                                                 (CAD 1.50, expiring 9/11/06) +  #                                   -
                                 1,038,000       Placer Dome, Inc. (USD)                                    17,801,700
                                    27,200       Suncor Energy, Inc.                                         1,647,677
                                    48,800       Suncor Energy, Inc. (USD)                                   2,953,864
                                   228,000       Talisman Energy, Inc.                                      11,155,818
                                    50,000       Tenke Mining Corp +                                           400,000
                                   291,000       Timberwest Forest Corp.                                     3,782,374
                                    65,400       Trican Well Service Ltd. +                                  2,380,279
                                                                                                       ----------------
                                                                                                            74,953,500
                                                                                                       ----------------
FINLAND: 0.4%
                                   144,000       Stora Enso Oyj (R Shares) #                                 1,980,926
                                                                                                       ----------------
FRANCE: 1.0%
                                    32,500       Total S.A. (Sponsored ADR)                                  4,414,150
                                                                                                       ----------------
HONG KONG: 0.3%
                                   145,600       Sun Hung Kai Properties Ltd. #                              1,512,706
                                                                                                       ----------------
INDONESIA: 0.0%
                                     3,300       PT Medco Energi Internasional Tbk (GDR) +                      58,127
                                                                                                       ----------------

NORWAY: 1.3%
                                   553,000       Seadrill Ltd +                                              4,642,413
                                   108,600       Sinvest ASA + #                                             1,061,279
                                                                                                       ----------------
                                                                                                             5,703,692
                                                                                                       ----------------
SOUTH AFRICA: 1.1%
                                   188,900       Gold Fields Ltd. (Sponsored ADR)                            2,744,717
                                   177,300       Sappi Ltd. (ADR)                                            2,090,367
                                                                                                       ----------------
                                                                                                             4,835,084
                                                                                                       ----------------

UNITED KINGDOM: 3.6%
                                   385,978       BHP Billiton PLC #                                          6,237,227
                                   445,600       Randgold Resources Ltd. (ADR) +                             7,004,832
                                   301,200       Vedanta Resources PLC #                                     3,187,429
                                                                                                       ----------------
                                                                                                            16,429,488
                                                                                                       ----------------

UNITED STATES: 63.8%
                                    42,500       Agnico-Eagle Mines Ltd. Warrants
                                                    ($19.00, expiring 11/07/07) +                               89,675
                                   595,000       AK Steel Holding Corp. +                                    5,099,150
                                    55,420       Alcoa, Inc.                                                 1,353,356
                                   139,500       American Commercial Lines +                                 3,647,925
                                    73,000       Apache Corp.                                                5,491,060
                                   426,000       BJ Services Co.                                            15,331,740
                                   708,400       Bois d' Arc Energy, Inc +                                  12,191,564
                                    65,300       Bunge Ltd.                                                  3,436,086
                                   127,500       Century Aluminum Co. +                                      2,866,200
                                   104,000       Chicago Bridge & Iron Co. N.V.                              3,233,360
                                    44,000       ConocoPhillips                                              3,076,040
                                    73,100       Cooper Cameron Corp. +                                      5,404,283
                                   589,364       Delta Petroleum Corp +                                     12,258,771
                                   139,900       ENSCO International, Inc.                                   6,517,941
                                   124,000       EOG Resources, Inc.                                         9,287,600
                                    89,500       Exxon Mobil Corp.                                           5,686,830
                                    55,500       FirstEnergy Corp.                                           2,892,660
                                    60,900       FMC Technologies Inc. +                                     2,564,499
                                    66,400       Forest Oil Corp. +                                          3,459,440
                                    98,400       Frontier Oil Corp.                                          4,364,040
                                   165,800       Glamis Gold Ltd. +                                          3,664,180
                                   305,000       GlobalSantaFe Corp.                                        13,914,100
                                    90,000       Golden Star Resources Ltd. +                                  300,600
                                   250,300       Halliburton Co.                                            17,150,556
                                   143,700       Inco Ltd.                                                   6,804,195
                                   397,200       La Quinta Corp. (Paired Certificate) +                      3,451,668
                                    75,700       Longview Fibre Co.                                          1,475,393
                                   132,000       McDermott International, Inc. +                             4,832,520
                                   195,100       Mercer International, Inc. +                                1,613,477
                                    86,000       Murphy Oil Corp.                                            4,288,820

                                   168,000       Nabors Industries Ltd. +                                   12,067,440
                                   139,472       National-Oilwell Varco, Inc. +                              9,177,258
                                   202,600       Newfield Exploration Co. +                                  9,947,660
                                   130,000       Nucor Corp.                                                 7,668,700
                                    32,300       Oil States International, Inc. +                            1,172,813
                                   230,000       Pride International, Inc. +                                 6,557,300
                                   283,500       Southwestern Energy Corp. +                                20,808,900
                                    20,000       Starwood Hotels & Resorts Worldwide, Inc. (Paired
                                                   Certificates)                                             1,143,400
                                   112,500       Temple-Inland, Inc.                                         4,595,625
                                   239,500       Todco                                                       9,989,545
                                   270,100       United States Steel Corp.                                  11,438,735
                                    83,400       Valero Energy Corp.                                         9,429,204
                                    47,000       Weatherford International Ltd. +                            3,227,020
                                    81,600       Weyerhaeuser Co.                                            5,610,000
                                   217,400       XTO Energy, Inc.                                            9,852,568
                                                                                                       ----------------
                                                                                                           288,433,897
                                                                                                       ----------------

TOTAL COMMON STOCKS:  97.6%
(Cost: $289,805,582)                                                                                       441,127,343
                                                                                                       ----------------

PREFERRED STOCKS:
CANADA: 0.1%
                                     6,622       Falconbridge Ltd Jr Pfd Series 1                              169,192
                                     6,622       Falconbridge Ltd Jr Pfd Series 2                              170,185
                                     3,221       Falconbridge Ltd Jr Pfd Series 3                               81,813
                                                                                                       ----------------
                                                                                                               421,190
                                                                                                       ----------------

RUSSIA: 0.4%
                                    22,200       Surgutneftegaz, Inc. (Sponsored ADR)                        1,928,070
                                                                                                       ----------------

TOTAL PREFERRED STOCKS: 0.5%
(Cost: $450,574)
                                                                                                             2,349,260
                                                                                                       ----------------
OPTIONS PURCHASED:
AUSTRALIA: 0.0%
                                    39,755       Aviva Corp. Ltd.
                                                   Call Option - Strike AUD 0.10 expiring 12/31/05
                                                   (Premium paid: 11,068)                                        9,100
                                                                                                       ----------------

SHORT-TERM OBLIGATIONS: 5.3%                                  DATE OF MATURITY          COUPON            VALUE
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement: Purchased on 9/30/2005; Maturity
value $23,808,248 (with State Street & Trust Co.,
collateralized by $24,535,000 Federal Home Loan Mortgage
Corp. 3.25% due 1/12/2009 with a value of $24,280,965)
(Cost: $23,802,000)                                               10/3/2005               3.15%             23,802,000
                                                                                                       ----------------

TOTAL INVESTMENTS: 103.4%
(Cost: $314,069,224)                                                                                       467,287,703

OTHER ASSETS LESS LIABILITIES: (3.4%)                                                                      (15,296,803)
                                                                                                       ----------------

NET ASSETS: 100.0%                                                                                      $  451,990,900
                                                                                                       ================

 Glossary:
 ADR-American Depositary Receipt
 +  Non-income producing
# Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,991,306, which represented 8.2% of net assets.

           Summary of Investments by Industry            % of Net Assets
------------------------------------------------------------------------
Agriculture                                                        0.8%
Basic Materials                                                    6.2%
Electric                                                           0.6%
Engineering & Construction                                         1.8%
Forest Products & Paper                                            4.6%
Healthcare                                                         0.1%
Lodging                                                            1.1%
Mining                                                            19.8%
Oil & Gas                                                         49.1%
Oil & Gas Services                                                12.5%
Other assets less liabilities                                     -3.4%
Real Estate                                                        0.8%
REITS                                                              0.7%
Short-Term Investments                                             5.3%
                                                          ------------
                                                                 100.0%
                                                          ============


SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Hard Assets Fund


By   Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

     /s/ Bruce J. Smith

     -------------------------------

Date: November 28, 2005

      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund

     -------------------------------------------------------------------------

Date: November 28, 2005

      -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund
     -----------------------------------------------------------------------

Date: November 28, 2005

      -----------------